Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Other in the Consolidated Statement of Cash Flow

Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,
	2017	2016
Non-cash employee benefit charges	248	294
Fair value adjustments	183	20
Net losses (gains) on foreign exchange and derivative financial instruments	179	(54)
Other	163	28
	773	288

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” are as follows:
	Year ended December 31,
	2017	2016
Trade and other receivables	(2)	30
Prepaid expenses and other current assets	(20)	(32)
Other financial assets	3	(5)
Payables, accruals and provisions	(318)	220
Deferred revenue	(84)	1
Other financial liabilities	(23)	(21)
Income taxes	14	(63)
Other(1)	(136)	(112)
	(566)	18

(1) Includes $(90) million (2016 - $(88) million) related to employee benefit plans.

Details of Income Taxes Paid

Details of income taxes paid are as follows:

	Year ended December 31,
	2017	2016
Operating activities - continuing operations	(208)	(48)
Operating activities - discontinued operations	-	(59)
Investing activities - discontinued operations	17	(240)
Total income taxes paid	(191)	(347)